SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details)			9 Months Ended	12 Months Ended
	Sep. 20, 2022 shares	May 03, 2022 shares	Sep. 30, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Number of Options, Outstanding, beginning | shares			615,000
Weighted average exercise price, beginning | $ / shares			$ 1.41
Granted during the period | shares			10,000	895,000
Weighted average exercise price, granted | $ / shares			$ 3.82	$ 1.16
Exercised during the period | shares	(140,000)	(150,000)		(290,000)
Weighted average exercise price, exercised | $ / shares				$ 0.82
Granted during the period | shares			90,000	10,000
Weighted average exercise price, granted | $ / shares			$ 1.93	$ 6.20
Number of Options, Exercisable, beginning | shares			612,500
Weighted average exercise price, Exercisable, beginning | $ / shares			$ 1.39
Number of Options, Outstanding, Ending | shares			715,000	615,000
Weighted average exercise price, ending | $ / shares			$ 1.51	$ 1.41
Number of Options, Exercisable, Ending | shares			642,500	612,500
Weighted average exercise price, Exercisable, ending | $ / shares			$ 1.44	$ 1.39